Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000172468 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	5.30%	11.92%	9.01%
C000000296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	5.03%	11.64%	8.76%
C000172467 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	22.83%	12.01%	7.27%
C000000294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent	22.55%	11.73%	7.02%
C000000295 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon S&P 500 Index Fund
Average Annual Return, Percent	20.84%	17.06%	14.06%
S And P 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500® Index (broad-based index)
Average Annual Return, Percent	20.21%	17.26%	14.25%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Average Annual Return, Percent	23.03%	12.33%	7.48%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.63%
S And P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Index
Average Annual Return, Percent	5.51%	12.17%	9.28%